INVESTMENTS - Equity method investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS
Equity method investments	$ 24,119	$ 25,875
Investment income (loss)	$ 2,794	$ 709	$ 236